Schedule Of Major Subsidiaries Consolidated Vies And Vies Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Guangzhou Lizhi Network Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China Y2007
Principal activities	Value-added service and subscription business
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Huanliao Network Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China Y2016
Principal activities	Value-added service and subscription business
Percentage of direct or indirect economic ownership	100.00%
WuhanLizhi Network Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Wuhan, China Y2017
Principal activities	Value-added service and subscription business
Percentage of direct or indirect economic ownership	100.00%
Wuhan Yuyinliaorao Network Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Wuhan, China Y2019
Principal activities	Value-added service and subscription business
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Qianyue Media Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China Y2023
Principal activities	Value-added service and subscription business
Percentage of direct or indirect economic ownership	100.00%
Beijing Guoyin Network Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Beijing, China Y2020
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Baihui Network Technolog yCo Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China Y2024
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Shengjie Intelligent Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China Y2025
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
LizhiInc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	British Virgin Islands, Y2010
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Lizhi Holding Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Hong Kong, China Y2010
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Beijing Hongyiyichuang Information Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Beijing, China Y2011
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services, advertising service
Tiya Inc Tiya Cayman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Cayman Islands, Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
VOCALBEATS Inc. Vocal Beats [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	British Virgin Islands, Y2019
Percentage of direct or indirect economic ownership	68.50%
Principal activities	Investment holding
Tiya Inc TiyaB VI [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	British Virgin Islands, Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Tiya Holding Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Hong Kong, China, Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Tiya Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Singapore, Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Subscription and others
Nashor Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Singapore, Y2019
Percentage of direct or indirect economic ownership	68.50%
Principal activities	Subscription and others
Top Muse Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Singapore, Y2022
Percentage of direct or indirect economic ownership	68.50%
Principal activities	Subscription and others
Vocal Beats AI Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Singapore, Y2022
Percentage of direct or indirect economic ownership	68.50%
Principal activities	Subscription and others
Vopi Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Singapore, Y2021
Percentage of direct or indirect economic ownership	68.50%
Principal activities	Subscription and others
Vocal Beats Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Japan, Y2022
Percentage of direct or indirect economic ownership	68.50%
Principal activities	Subscription and others
Sonico SDN.BHD. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Malaysia, Y2022
Percentage of direct or indirect economic ownership	68.50%
Principal activities	Technical support and consulting services
Guangzhou Tiya InformationTechnology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China, Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Tiya Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	USA, Y2020
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Subscription and others
Guangzhou Qing Yin Information Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China, Y2022
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Guangzhou Yuyin Information Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China, Y2022
Percentage of direct or indirect economic ownership	68.50%
Principal activities	Technical support and consulting services
Guangzhou Yuechuang Information Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation/acquisition	Guangzhou, China, Y2022
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services